UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1 — Schedule of Investments.

CLOUGH GLOBAL EQUITY FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2006    (UNAUDITED)

	Shares	Value
COMMON STOCKS 111.24%

Consumer/Retail 5.69%
Bridgestone Corp. (a)	16,000	$308,284
Coinmach Service Class A	200,000	2,050,000
Daimaru, Inc.	144,800	1,918,182
DSW, Inc. - Class A (a)	97,100	3,536,382
Fast Retailing Company, Ltd. (a)	38,300	3,129,194
Komeri Company, Ltd.	30,000	948,969
Matsumotokiyoshi Co.	66,900	1,701,145
Mitsukoshi, Ltd.	140,000	639,811
Nikon Corp.	83,000	1,449,091
Sugi Pharmacy Co.	27,200	539,532
Toppan Forms Company, Ltd.	137,600	1,751,863
Uni-Charm Corp.	63,600	3,512,338
Yamada Denki Co., Ltd.	10,500	1,070,736
		22,555,527

Energy 24.50%
Coal 1.01%
KFx, Inc. (a)	48,300	738,024
Massey Energy Company	28,600	1,029,600
Penn Virginia Resources Partners LP	20,300	545,664
Westmoreland Coal Company (a)	70,900	1,681,748
		3,995,036

Exploration & Production 11.38%
Anadarko Petroleum Corp.	10,000	476,900
Canadian Natural Resources, Ltd.	46,600	2,580,708
Carrizo Oil & Gas, Inc. (a)	20,000	626,200
Chesapeake Energy Corp. *	83,500	2,525,875
Chevron Corp.	43,100	2,674,786
ConocoPhillips *	117,900	7,725,987
Encana Corp. *	44,500	2,342,480
Hess Corp. *	40,800	2,156,280
Lukoil - Spon ADR	33,500	2,822,375
Newfield Exploration Co. (a)	81,100	3,969,034
Nexen, Inc.	14,000	791,560
OAO Gazprom - Spon ADR	125,000	5,256,250
Parallel Petroleum Corp. (a)	15,000	370,650
Petrohawk Energy Corp. (a) (b)	30,100	379,260
Petroleo Brasileiro -Spon ADR	36,100	3,224,091
Range Resources Corp.	10,000	271,900
Southwestern Energy Co. (a)	32,000	997,120
Suncor Energy, Inc.	65,000	5,265,650
Talisman Energy, Inc.	40,000	698,020
		45,155,126

Oil Services and Drillers 11.76%
Addax Petro Corp. 144A (a)(c)	20,300	542,825
Addax Petroleum Corp. (a)	8,800	235,313
Baker Hughes, Inc.	35,500	2,905,675
BJ Services Company	26,700	994,842

Cooper Cameron Corp. (a)	81,400	3,888,478
Diamond Offshore Drilling, Inc. *	80,600	6,764,758
ENSCO International, Inc.	46,100	2,121,522
FMC Technologies, Inc. (a)	14,000	944,440
Global SantaFe Corp.	58,000	3,349,500
Grant Prideco, Inc. (a)	44,400	1,986,900
Halliburton Company *	64,500	4,786,545
Helix Energy Solutions (a)	73,000	2,946,280
Hydril (a)	25,200	1,978,704
Input/Output, Inc. (a)	17,300	163,485
Noble Corp.	70,000	5,209,400
Oil States International, Inc. (a)	14,300	490,204
Rowan Companies, Inc.	49,386	1,757,648
Transocean, Inc. (a) *	49,000	3,935,680
Weatherford International, Ltd. (a)	33,400	1,657,308
		46,659,507

Refiners 0.35%
Valero Energy Corp.	21,100	1,403,572
TOTAL ENERGY		97,213,241

Finance 21.52%
Banks 16.60%
77 Bank, Ltd.	353,000	2,458,415
Banco Bilbao Vizcaya - Spon ADR	119,100	2,453,460
Banco Bradesco - Spon ADR	111,800	3,475,862
Banco Itau Holding Financeira - Spon ADR	37,900	1,105,164
BanColombia - Spon ADR	22,100	532,610
Bank of Ireland	12,800	228,387
Bank of Kyoto, Ltd.	184,600	1,992,144
Bank of New York Co., Inc.	95,000	3,059,000
Bank of Yokohama, Ltd.	611,000	4,725,052
Barclays Plc - Spon ADR	58,900	2,696,442
Brookline Bancorp, Inc.	62,500	860,625
Chiba Kogyo Bank, Ltd. (a)	108,000	2,005,418
Daiwa Securities Group, Inc.	629,000	7,496,994
Fidelity Bankshares, Inc.	36,100	1,148,702
Hokkoku Bank, Ltd.	188,000	832,891
HSBC Holdings Plc - Spon ADR	30,200	2,668,170
Joyo Bank, Ltd.	538,000	3,262,601
Mellon Financial Corp.	78,900	2,716,527
Mizuho Financial Group, Inc.	539	4,563,885
NewAlliance Bancshares, Inc.	69,800	998,838
Nikko Cordial Corp.	330,100	4,222,880
Nomura Holdings, Inc. - ADR *	251,800	4,733,840
Shizuoka Bank, Ltd.	496,000	5,357,008
Siam Commercial Bank	1,120,000	1,689,402
Towa Bank, Ltd.	207,000	566,157
		65,850,474

Non-Bank 4.92%
Apollo Investment Corp. *	528,626	9,769,008
MCG Capital Corp.	160,000	2,544,000
Mitsubishi Tokyo Financial - ADR	163,900	2,286,405
Mitsubishi UFJ Financial Group, Inc.	309	4,320,168
Thomas Weisel Group (a)	31,900	606,419
		19,526,000
TOTAL FINANCE		85,376,474

Healthcare 1.73%
BioSphere Medical (a)	100,000	635,000
Biosphere Medical, Inc. (a)	121,100	768,985
Elan Corp Plc- Spon ADR (a)	19,000	317,300
Sepracor, Inc. (a)	90,000	5,142,600
		6,863,885

Industrial 12.19%
American Science & Engineering, Inc. (a) *	55,000	3,185,600
Dresser-Rand Group, Inc. (a)	96,305	2,261,242
Empresa Brasileira de Aeronautica -Spon ADR *	239,800	8,745,506
Foster Wheeler, Ltd. (a)	25,400	1,097,280
General Electric Co.	89,300	2,943,328
Hexcel Corp. (a)	129,100	2,028,161
Infrasource Services, Inc. (a)	19,800	360,558
Insituform Technologies - Class A (a)	31,700	725,613
Jacobs Engineering Group, Inc. (a)	17,800	1,417,592
Kokuyo Company, Ltd.	222,500	3,721,295
Magal Security Systems, Ltd. (a)	254,826	2,423,395
McDermott International, Inc. (a)	24,800	1,127,656
Mueller Water Products, Inc. - Class A (a)	200	3,482
Nisshinbo Industries, Inc.	110,000	1,203,425
Noritz Corp.	48,000	870,325
Olin Corp.	218,000	3,908,740
Pasona, Inc.	1,134	2,170,098
Primary Energy Recycling Corp. (a) (c)	233,400	2,090,836
Sasol Ltd - Spon ADR	63,009	2,434,668
Tata Motors, Ltd. - Spon ADR	13,500	232,875
Veritas DGC, Inc. (a)	65,000	3,352,700
Washington Group International, Inc.	15,000	800,100
Willbros Group, Inc. (a)	65,600	1,242,464
		48,346,939

Insurance 11.83%
ACE, Ltd.	46,400	2,347,376
Allstate Corp. / The	20,000	1,094,600
American International Group *	72,300	4,269,315
Arch Capital Group, Ltd. (a)	64,700	3,847,062
Arthur J Gallagher & Co.	51,800	1,312,612
Aspen Insurance Holdings, Ltd.	53,300	1,241,357
Axis Capital Holdings, Ltd.	30,000	858,300
Everest Re Group, Ltd.	54,400	4,709,408
Hanover Insurance Group, Inc.	11,000	522,060
Marsh & McLennan Cos., Inc. *	61,700	1,659,113
Montpelier Re Holdings, Ltd.	257,000	4,443,530
PartnerRe, Ltd. *	158,100	10,126,305
Platinum Underwriters Holdings	150,000	4,197,000
RAM Holdings, Ltd. (a)	40,800	512,856
St. Paul Travelers Cos., Inc.	112,000	4,992,960
Willis Group Holdings, Ltd.	25,000	802,500
		46,936,354

Media 0.03%
Asahi Broadcasting Corp.	1,000	131,510
		131,510

Metals & Mining 3.63%
BHP Billiton, Ltd. - Spon ADR	31,200	1,343,784
Cia Vale do Rio Doce - ADR	46,900	1,127,476
Coeur d’Alene Mines (a)	325,600	1,566,136
North American Palladium, Ltd. (a)	119,400	1,038,780
Pan American Silver Corp. (a)	86,900	1,563,331
Rio Tinto Plc - Spon ADR	4,400	922,724
Sherritt International Corp.	70,000	700,439
Stillwater Mining Co. (a)	104,600	1,326,328
Streettracks Gold Trust (a)	78,500	4,805,770
		14,394,768

Real Estate 2.69%
Ashford Hospitality Trust	80,000	1,009,600
Daiwa House Industry Co.	234,000	3,741,874
Goldcrest Company, Ltd.	19,800	970,622
Tokyo Corp.	495,000	2,889,374
Trinity Capital PLC (a) (b)	614,774	1,011,227
Trustreet Properties, Inc.	80,900	1,067,071
		10,689,768
REIT - 0.06%
Champion REIT (a)	453,000	224,566

Technology & Communications 14.45%
Advanced Energy Industries, Inc. (a)	74,800	990,352
Avnet, Inc. (a)	121,400	2,430,428
Canadian Satellite Class A (a)(c)	51,700	442,759
Canadian Satellite (a)	25,000	214,100
Cisco Systems, Inc. (a)	152,100	2,970,513
CTC Media, Inc. (a)	2,100	38,346
Google, Inc. (a)	6,300	2,641,779
Micron Technology, Inc. (a)	228,000	3,433,680
Microsoft Corp.	533,600	12,432,880
Motorola, Inc.	217,400	4,380,610
News Corp - Class B	296,300	5,979,334
Oracle Corp. (a) *	637,600	9,238,824
Photon Dynamics, Inc. (a)	40,000	500,800
Radvision, Ltd. (a)	151,600	2,416,504
Research In Motion (a) *	53,300	3,718,741
Semitool, Inc. (a)	150,000	1,353,000
Verint Systems, Inc. (a)	15,600	455,364
Yahoo!, Inc. (a)	111,600	3,682,800
		57,320,814

Transportation 2.92%
All Nippon Airways	648,000	2,491,437
Central Japan Railway Company	44	438,308
East Japan Railway Company	134	995,282
Gol - Linhas Aereas - ADR	94,600	3,358,300
Golar LNG, Ltd. (a)	85,300	1,137,049
Kamigumi Co., Ltd.	220,000	1,670,570
Nippon Express Co., Ltd.	274,000	1,479,658
		11,570,604

Utilities 10.00%
British Energy Group Plc (a)	151,800	1,889,184
Duke Energy Corp.	94,500	2,775,465
Edison International	90,100	3,513,900
Exelon Corp.	83,700	4,756,671
FPL Group	70,000	2,896,600
ITC Holdings Corp.	70,100	1,863,258
Mirant Corp. (a)	121,200	3,248,160
NiSource, Inc.	75,000	1,638,000
NRG Energy, Inc. (a)	47,500	2,288,550
PPL Corp.	20,000	646,000
Public Service Enterprise Group, Inc. *	61,700	4,079,604
Reliant Energy, Inc. (a)	154,600	1,852,108
Sempra Energy	25,000	1,137,000
Southern Company	51,000	1,634,550
Southern Union Company	55,745	1,508,459
Williams Cos., Inc.	169,700	3,964,192
		39,691,701

TOTAL COMMON STOCKS (Cost $404,657,779)		441,316,151

EXCHANGE TRADED FUNDS 9.62%
iShares Dow Jones Select Dividend	70,000	4,414,200
iShares FTSE/Xinhua China 25 Index Fund *	121,000	9,285,540
iShares MSCI Canada	66,000	1,567,500
iShares MSCI Hong Kong	227,900	3,081,208
iShares MSCI Japan	180,000	2,455,200
iShares MSCI Malaysia	814,000	5,934,060
iShares MSCI Pacific	28,000	3,004,400
iShares MSCI South Korea	19,300	869,851
iShares MSCI Taiwan	270,900	3,467,520
iShares S&P Latin America 40 *	30,000	4,101,600

TOTAL EXCHANGE TRADED FUNDS (Cost $34,606,444)		38,181,079

PREFERRED STOCKS 0.64%
XL Capital Ltd., 6.50%	122,000	2,546,140

TOTAL PREFERRED STOCKS (Cost $2,873,368)		2,546,140

CLOSED-END FUNDS 0.41%
The Ottoman Fund (a)(c)	835,800	1,630,580
TOTAL CLOSED-END FUNDS (Cost $1,453,874)		1,630,580

		Principal
	Coupon	Amount
CORPORATE BONDS 1.52%
Barclays Bank PLC 09/24/2007	17.00%	2,000,000	2,133,250
Consolidated Edison Co. of New York * 06/15/2036 (b)	6.20%	4,000,000	3,907,292

TOTAL CORPORATE BONDS (Cost $5,992,445)			6,040,542

ASSET/MORTGAGE BACKED SECURITIES 6.20%
Federal National Mortgage Association (FNMA) Pool 06/01/2036	6.00%	25,000,000	24,617,975

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $24,621,094)			24,617,975

GOVERNMENT & AGENCY OBLIGATIONS 12.99%
U.S. Treasury Bond 02/15/2031 *	5.375%	31,000,000	31,544,949
Federal National Mortgage Association (FNMA) 08/08/2006	4.00%	20,000,000	19,973,240
TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $54,313,836)			51,518,189

	Expiration	Exercise	Number of
	Date	Price	Contracts
PURCHASED OPTIONS 1.09%
Call Options Purchased
iShares Lehman 20+	December, 2006	$87.00	5,000	562,500
TOTAL CALL OPTIONS PURCHASED				562,500

Put Options Purchased
Energy Select Sector	July, 2006	$51.00	5,000	50,000
iShares Russell 2000	November, 2006	$71.00	5,000	1,625,000
Oil Service HOLDRS
	July, 2006	$150.00	2,000	920,000
	October, 2006	$145.00	1,000	860,000
Phil Gold/Silver Ind	July, 2006	$142.50	700	304,500
TOTAL PUT OPTIONS PURCHASED				3,759,500
TOTAL PURCHASED OPTIONS (Cost $8,098,730)				4,322,000

	Shares/
	Principal Amount
SHORT TERM INVESTMENTS 12.73%
Bear Stearns *	15,000,000	14,965,867
GE Capital Corp. *	10,000,000	9,979,972
JP Morgan Prime	3,592,444	3,592,444
United States Treasury Bill	22,000,000	21,972,681

TOTAL SHORT TERM INVESTMENTS (Cost $50,510,964)		50,510,964

Total Investments — 156.44% (Cost $587,128,534)		620,683,620

Liabilities in Excess of Other Assets - (12.29)%		(48,773,893)

Liquidation Preference of Auction Market Preferred Shares, Series M28 and F7 (including dividends payable on preferred shares) - (44.15%)		(175,162,647)
NET ASSETS - 100.00%		$396,747,080

SCHEDULE OF OPTIONS WRITTEN

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value

COVERED CALL OPTIONS WRITTEN
Energy Select Sector	July, 2006	$57.00	5,000	$(612,500)
TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $100,847)				(612,500)

PUT OPTIONS WRITTEN
Energy Select Sector	July, 2006	47.00	5,000	(12,500)
Ishares Russell 2000	November, 2006	61.00	5,000	(412,500)
Oil Service HOLDRS
	July, 2006	135.00	2,000	(140,000)
	October, 2006	130.00	1,000	(395,000)
Phil Gold/Silver Ind	July, 2006	117.50	700	(7,000)
TOTAL PUT OPTIONS WRITTEN (Premiums received $2,355,032)				(967,000)
TOTAL OPTIONS WRITTEN (Premiums received $2,455,879)				$(1,579,500)

SCHEDULE OF SECURITIES SOLD SHORT

	Shares
Archer-Daniels-Midland Co.	(90,000)	$(3,715,200)
The Bear Stearns Cos, Inc.	(21,400)	(2,997,712)
Cardinal Health, Inc.	(39,100)	(2,515,303)
Cheniere Energy, Inc. (a)	(113,600)	(4,430,400)
Comerica, Inc.	(20,200)	(1,050,198)
Dillards, Inc. - Class A	(27,800)	(885,430)
El Paso Corp.	(230,700)	(3,460,500)
Energy Select Sector	(70,000)	(3,970,400)

Factset Research Systems, Inc.	(64,100)	(3,031,930)
Fastenal Company	(27,400)	(1,103,946)
Frontline Limited	(58,700)	(2,221,795)
Goldman Sachs Group, Inc.	(12,000)	(1,805,160)
Jefferies Group, Inc.	(114,600)	(3,395,598)
LandAmerica Financial	(90,600)	(5,852,760)
Lear Corp.	(37,900)	(841,759)
Longs Drug Stores Corp.	(42,000)	(1,916,040)
Merrill Lynch & Co., Inc.	(25,200)	(1,752,912)
MicroStrategy, Inc. (a)	(7,900)	(770,408)
Morgan Stanley	(29,500)	(1,864,695)
Polaris Industries, Inc.	(50,100)	(2,169,330)
Royal Caribbean Cruises, Ltd.	(45,900)	(1,755,675)
Sony Corp. - ADR	(78,400)	(3,452,736)
Thor Industries, Inc.	(62,400)	(3,023,280)
Toro Co.	(75,000)	(3,502,500)
Unit Corp. (a)	(33,400)	(1,900,126)
Winnebago Industries	(20,100)	(623,904)
Wynn Resorts, Ltd. (a)	(21,900)	(1,605,270)
TOTAL SECURITIES SOLD SHORT (Proceeds $62,904,314)		$(65,614,967)

ADR	American Depositary Receipt
(a)	Non Income Producing Security
(b)	Private Placement; these securities may only be resold in transactions exempt from registration under the securities Act of 1933.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2006, these securities had total value of $4,707,000 or 1.19% of net assets.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30, 2006

Gross appreciation (excess of value over tax cost)	50,686,846
Gross depreciation (excess of tax cost over value)	(15,019,889)
Net unrealized appreciation	35,666,956
Cost of investments for income tax purposes	585,016,664

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non- income producing securities.

Written option activity as of June 30, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2006	—	—
Positions opened	5,000	$100,847
Options expired	—	—
Options split	—	—

Outstanding, June 30, 2006	5,000	$100,847
Market Value, June 30, 2006		$(612,500)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2006	18,700	$1,082,340
Positions opened	14,000	2,429,432
Options expired	(18,700)	(1,082,340)
Options split	(300)	(74,400)
Outstanding, June 30, 2006	13,700	$2,355,032
Market Value, June 30, 2006		$(967,000)

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 28, 2006